Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Time Deposit pledged as collateral for borrowings		$ 7.5
Restricted Cash
Cash and Cash Equivalents [Line Items]
Escrow Deposit	$ 1.0	$ 1.5